Submission	Nov. 07, 2025
Submission [Line Items]
Central Index Key	0001901164
Registrant Name	T. ROWE PRICE OHA SELECT PRIVATE CREDIT FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A